Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates	6 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares
Period end exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 7.0999	$ 1	¥ 6.8972
Three months average exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 7.2203	$ 1	¥ 6.3726